Summary of Significant Accounting Policies (Details) - Fiscal Year [Member]	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Fiscal Period Duration	364 days	364 days	364 days	364 days
Minimum [Member]
Fiscal Period Duration	364 days	364 days
Maximum [Member]
Fiscal Period Duration	371 days	371 days